UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     November 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $31,185 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP
     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109       1676   133650          DEFINED 2              133650
CABLEVISION SYS CORP           CL A             12686C109     1962    78000          DEFINED 2               78000
CIRCUIT CITY STORES INC        COM              172737108      152   200000          DEFINED 2              200000
CORNELL COMPANIES INC          COM              219141108     2706    99570          DEFINED 2               99570
DILLARDS INC                   CL A             254067101      590    50000          DEFINED 2               50000
HARRIS CORP                    COM              413875105     3182    68880          DEFINED 2               68880
HUNTSMAN CORP                  COM              447011107     2629   208620          DEFINED 2              208620
I-MANY INC                     COM              44973Q103       16    22347          DEFINED 2               22347
INFOGROUP INC                  COM              45670G108     7312  1106163          DEFINED 2             1106163
JOHNSON OUTDOORS INC           CL A             479167108     2341   185800          DEFINED 2              185800
LANDRYS RESTAURANTS INC        COM              51508L103     1691   108750          DEFINED 2              108750
LEAR CORP                      COM              521865105      882    84000          DEFINED 2               84000
MULTIMEDIA GAMES INC           COM              625453105      967   223400          DEFINED 2              223400
MULTIMEDIA GAMES INC           CALL             625453905      137    31600     C    DEFINED 2               31600
POINT BLANK SOLUTIONS INC      COM              730529104      512   741640          DEFINED 2              741640
TAKE TWO INTERACTIVE SOFTWARE  COM              874054109      482    29400          DEFINED 2               29400
TITANIUM METALS CORP           COM              888339207     1134   100000          DEFINED 2              100000
TRONOX INC                     COM CL B         897051207       28   267725          DEFINED 2              267725
UNITED RENTALS INC             COM              911363109     1150    75448          DEFINED 2               75448
VALERO ENERGY CORP             CALL             91913Y900     1636    54000     C    DEFINED 2               54000